Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Federal	$ 3,081	$ 4,289	$ 4,153
State	464	541	560
Current expense	3,545	4,830	4,713
Federal	693	(404)	(482)
State	338	(49)	(59)
Deferred income tax expense	1,031	(453)	(541)
Total income tax	$ 4,576	$ 4,377	$ 4,172